Consolidated Statement of Cash Flows - additional details - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities
Repayment of financial debts	$ (47)	$ (34)	$ (2,267)
Proceeds from financial debts, net of issuance costs	59	69	2,586
Other net changes in financial debts	(66)	37	(42)
Lease liabilities
Lease liabilities at beginning of period	406
Payments of lease liabilities, net	(83)	(79)	(69)
Lease liabilities at end of period	497	406
Current financial debts	105	63
Non-current financial debts	4,538	4,676
Cumulative Effect, Period of Adoption, Adjustment
Lease liabilities
Current financial debts		(82)
Non-current financial debts		82
Non-current financial debts
Financial Liabilities
Liabilities arising from financing activities at beginning of period	4,676	4,541	3,966
Repayment of financial debts			(1,176)
Proceeds from financial debts, net of issuance costs		29	1,815
Amortization of discounts on financial debts	2	2	1
Changes in fair values and other non-cash changes, net	3	3	5
Currency translation effects	(39)	19	(23)
Reclassification from non-current to current	(104)	82	(47)
Liabilities arising from financing activities at end of period	4,538	4,676	4,541
Current financial debts
Financial Liabilities
Liabilities arising from financing activities at beginning of period	63	107	114
Repayment of financial debts	(47)	(34)	(1,091)
Proceeds from financial debts, net of issuance costs	59	40	771
Impact from business combination			316
Other net changes in financial debts	(66)	37	(42)
Changes in fair values and other non-cash changes, net	(6)	(1)	8
Currency translation effects	(2)	(4)	(16)
Reclassification from non-current to current	104	(82)	47
Liabilities arising from financing activities at end of period	105	63	107
Non-current lease liabilities
Financial Liabilities
Impact from business combination			22
Lease liabilities
Lease liabilities at beginning of period	335	359	339
Additions to leases	170	48	68
Impact of asset acquisitions			2
Changes in fair values and other non-cash changes, net	(1)	(4)	(2)
Currency translation effects	(10)	2	(10)
Reclassification from non-current to current	(65)	(70)	(60)
Lease liabilities at end of period	429	335	359
Current lease liabilities
Financial Liabilities
Impact from business combination			5
Lease liabilities
Lease liabilities at beginning of period	71	71	67
Additions to leases	21	15	13
Impact of asset acquisitions			1
Payments of lease liabilities, net	(83)	(79)	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(19)	(17)	(15)
Changes in fair values and other non-cash changes, net	16	11	13
Currency translation effects	(3)		(4)
Reclassification from non-current to current	65	70	60
Lease liabilities at end of period	$ 68	$ 71	$ 71